Accounting Rules and Methods - Summary of Accounting Policy for Exchange Rates (Details) - USD_per_EUR	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Accounting Policies [Abstract]
Weighted average rate	1.1413	1.1196	1.1815
Closing rate	1.2271	1.1234	1.1450